                                 AIM CAPITAL
                               DEVELOPMENT FUND


[AIM LOGO APPEARS HERE]       SEMIANNUAL REPORT           APRIL 30, 1997

                       --------------------------------
                                  AIM CAPITAL
                               DEVELOPMENT FUND

                           For shareholders who seek

                           long-term growth through

                              investments in the

                             stocks of small- and

                            medium-size companies.
                       --------------------------------


ABOUT FUND PERFORMANCE DATA THROUGHOUT THIS REPORT:

o AIM Capital Development Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, Fund results are for Class A shares and calculated without a sales charge. The Fund's Class B shares commenced operations October 1, 1996.
o When sales charges are included, the Class A share performance reflects the 5.50% maximum sales charge and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differences in sales charge structure and Fund expenses.
o From inception on June 17, 1996 to March 31, 1997, the most recent calendar quarter, the Fund's total return was -2.46%, including sales charges, and 3.20% excluding sales charges.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o    Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Russell 2000 Index is generally representative of the performance of small-company stocks.
o The Standard & Poor's Composite Index of 500 Stocks (S & P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.
o The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 large-company stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

     Mutual funds, annuities, and other investments are not insured by the
        FDIC or any other government agency; are not deposits or other obligations of, or guaranteed by, any bank or any affiliate;
         and are subject to investment risks, including possible loss of principal amount invested.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                          The Chairman's Letter

                    Dear Fellow Shareholder:

                    We have seen a great deal of change in the markets during
  [PHOTO OF         the past few months, change that has been unsettling even
  Charles T.        for experienced market watchers.
    Bauer              In many instances the change has occurred suddenly as
 Chairman of        the markets have fluctuated widely during the past six
 the Board of       months. The popular Dow Jones Industrial Average of 30
   THE FUND,        large companies ranged from just over 7000 to just below
APPEARS HERE]       6400 before strengthening once again and regaining its lost ground. Both the Russell 2000 Index, judged to be the benchmark for small-cap stocks, and the Dow recently have set records.
                       The point we want to emphasize is that such volatility
                    seems to be the norm rather than the exception in the current market. Although most attention has been on the large stocks in the S&P 500 index, the broad-based index generally considered "the market," small- and mid-cap companies have been even more volatile. Indexes for smaller companies were down as much as 20% before their recent rebound. Similarly, bonds fluctuated widely as concerns mounted over the possibility of rising interest rates.
   What does all of this mean? In past reports, we suggested that the 20%-30% returns of 1995 and 1996 were unlikely to continue uninterrupted, and we have seen that to be true so far in 1997. However, we are still experiencing the longest bull market in history, now in its seventh year. For hundreds of thousands of investors, this bull market is the only investment climate they have ever known. If you have been invested in stocks only since 1990, your experience has truly been extraordinary: the S&P 500 had an annual return of 30% in 1991, 38% in 1995, and 23% in 1996. And not one down year.
   Of course, returns such as those we've enjoyed in this bull market are well above the averages for stocks. That has led mutual fund managers, financial consultants, and market experts to voice concern that some investors may not be prepared for more modest returns that are in line with historical averages. And, although we've seen nothing but advances in the S&P 500 since 1990, it is important to remember that the market has averaged a down year one out of every three years since 1928.

KEEP REALISTIC EXPECTATIONS
What many investors may not realize is that periodic declines are inevitable. In every market, there is always some segment, and some investment strategies, that occasionally fall out of favor. Declines similar to what we have seen in the small-cap and mid-cap sectors during the past six months often are more severe than warranted; that is, they take good stocks down with the bad. Of course, that lets us pick stocks just as prices for many attractive companies are near their lowest for the year.
   Not that we expect severe declines ahead. But it is important to maintain realistic expectations about investment performance. Indeed, indications are that stock performance may be returning to historic norms closer to 10% return per year than 20%.
   It's also a good idea to reassess your financial goals periodically with your financial consultant. Managing your investments in changing markets can be challenging. But your financial consultant knows a few time-tested investment strategies that can help. Diversification can help you cushion the effects of volatility.
   On the following pages, your Fund's portfolio management team offers a complete discussion of recent market conditions and how the Fund was affected. They also discuss

                       --------------------------------
                           In every market, there is

                             always some segment,

                        and some investment strategies,

                            that occasionally fall

                                 out of favor.
                       --------------------------------



                                                         Continued on next page

                       --------------------------------
                             It's also a good idea

                                  to reassess

                       your financial goals periodically

                        with your financial consultant.
                       --------------------------------


the Fund's portfolio strategy: why they believe the portfolio is well-positioned for growth, and why they are confident that the reasons for investing in the Fund are as compelling as ever. These discussions will help you better understand the relative performance of your Fund.

AIM/INVESCO MERGER FINALIZED
We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO plc was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $170 billion in assets under management. The combined company, AMVESCAP plc, has the financial strength necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. And, we will not change the portfolio management, investment style, or name of any of the AIM funds you own. We have begun a new and promising era for AIM, one we believe will yield exciting opportunities.
   We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line at 800-246-5463. We also invite you to visit AIM's Internet Web site at www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

MARKET PRESSURE CONTINUES FOR SMALL-CAP STOCKS

-------------------------------------------------------------------------------
A roundtable discussion with the Fund management team for AIM Capital Development Fund for the six-month period ended April 30, 1997.

Q. SMALL-COMPANY STOCKS CONTINUED TO BE OUTPACED BY LARGE-COMPANY STOCKS DURING THE REPORTING PERIOD. HOW DID THAT AFFECT THE PERFORMANCE OF THE FUND?

A. The Fund's cumulative return was -7.94% during the six months covered by this report, -13.03% including sales charge, and reflected the pressure on small-cap stocks in general and the significant volatility in the technology sector, a significant weighting in the Fund.
          Keep in mind, six months is an extremely short measurement period for small-cap stocks, particularly during periods of dramatic volatility. Market cycles can shift abruptly. Since the reporting period ended on 4/30/97, the Russell 2000 Index of small-cap stocks has rallied: it has recovered all its 1997 decline and set three all-time highs in as many sessions (as of 5/27/97). Interestingly, technology stocks led the advance.

Q.   WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THIS PERIOD?

A.   Three factors shaped a difficult market environment for the Fund:
     o a capricious market that favored large-cap stocks over small-cap stocks,
     o    the narrowness of the market, and
     o weakness in certain sectors where the Fund is heavily invested, particularly technology.

Q.   WHY DID SMALL-CAP STOCKS LAG THE PERFORMANCE OF LARGE-CAP STOCKS?

A. Dramatic market volatility, uneasiness about earnings trends, and concerns about the pace of economic growth have driven investors to the relative safety and liquidity of stocks in large, predictable companies. As a result, large-company stocks continued to outperform small-company stocks during the reporting period.
          It's a phenomenon often termed a "flight to quality." Historically, small-cap stocks have offered excellent returns for investors over the long term, but they do tend to be more volatile than stocks of large, better-known corporations.

Q.   WHAT DO YOU MEAN BY "THE NARROWNESS OF THE MARKET?"

A. In a "narrow market," the performance of a market index is dominated by a comparatively few stocks, most recently, a limited range of extremely large company stocks. This unusual environment puts mutual funds at a disadvantage because most tend to diversify holdings into a blend that may include large, medium, and small companies to manage risk and optimize return.
          We use a similar approach--as of 4/30/97, the Fund had a total of 523 holdings primarily in small- and mid-cap stocks, with the largest position just over 1% of the portfolio.
          However, the average investor still fared better during the reporting period in a diversified, professionally managed mutual fund than in individual securities. Many stocks are down 50% or more from their 1996 peaks.

Q. HOW DID THE FUND'S PERFORMANCE COMPARE WITH ITS BENCHMARK, THE RUSSELL 2000 INDEX?

A. The Fund has a greater emphasis in some industry sectors, compared to the Russell 2000 Index, that were not strong performers during much of the reporting period.
          The technology sector--the Fund's largest weighting at 23% of the portfolio--experienced significant volatility when investors became unduly concerned that earnings growth would falter. While many technology companies continue to report strong growth, some companies have failed to meet expectations and the entire group has been punished severely in the market.
          The Fund's technology position is slightly higher than the 16% weighting component in the Russell 2000 Index of small-company stocks.
          Following technology, the Fund's largest weighting is in the health-care sector. As seen in the technology sector, health-care stocks have been extremely volatile as the group sorts out leaders and laggards. The health-care sector represents about 14% of the Fund compared to 9% of the Russell 2000 Index.

Q. GIVEN THEIR RECENT PERFORMANCE, HAVE YOU CHANGED YOUR OUTLOOK TOWARD TECHNOLOGY AND HEALTH CARE?

A. Not at all. Despite some short-lived weakness in seasonal profits, we remain committed to technology as a high-growth sector over the long-term. Our largest technology holding as of 4/30/97, SunGard Data Systems, Inc., is a good example.
          Technology has been the chief engine of economic expansion the past few years, generating up to one-third of all economic growth by some estimates. We believe the

                    --------------------------------------
                     Despite some short-lived weakness in

                     seasonal profits, we remain committed

                     to technology as a high-growth sector

                              over the long-term.
                    --------------------------------------

          See important Fund & index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of 4/30/97, based on total net assets

================================================================================================
TOP 10 EQUITY HOLDINGS                             TOP 10 INDUSTRIES
================================================================================================

1.  SunGard Data Systems, Inc.            1.20%    1.  Computer Software/Services         12.35%

2.  Nationwide Financial Services, Inc.   0.83     2.  Retail (Stores)                     9.67

3.  Amerin Corp.                          0.80     3.  Medical Instruments/Products        6.13

4.  Silgan Holdings, Inc.                 0.80     4.  Oil Equipment & Supplies            4.32

5.  American Pad & Paper Co.              0.77     5.  Advertising/Broadcasting            4.01

6.  Medical Manager Corp.                 0.76     6.  Medical (Drugs)                     3.82

7.  Linens 'N Things, Inc.                0.74     7.  Medical (Patient Services)          3.69

8.  General Nutrition Companies, Inc.     0.72     8.  Telecommunications                  3.57

9.  Family Dollar Stores, Inc.            0.72     9.  Insurance (Multi-Line Property)     3.53

10. Hvide Marine, Inc.                    0.71     10. Business Services                   3.46

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
================================================================================================

     technology industry will be the dominant force of the decade, much as consumer-related industries dominated the 1980s, and the energy industry in the 1970s.
          Within the health-care sector, we continued to emphasize three major areas where there appears to be attractive long-term potential for earnings growth: hospitals, which are benefiting from ongoing consolidation efforts; assisted living facilities, with their appeal to aging baby boomers; and health maintenance organizations, which continue to lead the efficiency drive in this industry.
          When market sentiment toward these sectors shifts to favorable, the Fund's larger positions will be a decided advantage--the positive impact to the Fund's performance will be significantly stronger compared to the Russell 2000 Index.

Q.   HAS THE FUND CONTINUED TO BENEFIT FROM TAKEOVER ACTIVITY?

A. Yes. Corporate takeover activity is still strong, and the Fund's growth-plus-value strategy continues to identify attractive opportunities that have resulted in takeover targets. The Fund has benefited from 14 corporate acquisitions so far in 1997--30 in the 10 months since the Fund's inception in June 1996.

Q. GIVEN THE CURRENT MARKET ENVIRONMENT, WHAT IS YOUR INVESTMENT STRATEGY FOR THE NEAR-TERM?

A. We remain committed to our investment discipline--a time-tested approach that has served us well. The foundation of AIM's investment philosophy is that earnings drive stock prices. Accordingly, we look for companies with earnings that are accelerating. It's a company-by-company approach, and one that's indifferent to daily market activity. Every stock in the Fund's portfolio is there because it meets our strict criteria for earnings growth potential plus value.

Q.   WHEN DO YOU ANTICIPATE A TURNAROUND FOR SMALL-CAP STOCKS?

A. The market has been distracted by concerns about the strength of the economy and the possibility of higher interest rates. Once the market returns its valuation focus to growth potential, stocks in faster-growing small companies will appear especially attractive.
          There are encouraging signs that the turnaround may be near. Corporate earnings remain strong, and for a record 17 quarters in a row, corporate earnings have outstripped analysts' forecasts. There is no immediate indication of higher interest rates, and that helps small company profits by keeping borrowing costs down. That means the potential for earnings growth remains strong, just as many small-cap stocks are selling at bargain prices.
          Most major market averages have responded recently by retracing their 1997 declines. For the first time in a while, stocks of smaller companies participated in the rally. Indeed, the Fund has gained 14.26% since the reporting period ended, 4/30/97 to 5/31/97. It is too early to declare that the corner has been turned, but it is possible that the narrow market has at last begun to broaden.

Q.   WHAT IS YOUR OUTLOOK FOR THE MARKET IN GENERAL NEAR TERM?

A. After two extraordinary years of double-digit returns on stocks, many analysts have been warning about the potential for a significant market decline, with some making bearish forecasts for a market correction--a decline as severe as 20%.
          In fact, small companies did experience that severe a correction and large companies pulled back nearly 10% this spring. As noted above, markets have subsequently rallied dramatically. In a favorable new development, small stocks are both participating in this move and outperforming off their lows.
          The economic backdrop remains favorable. Growth continues with low inflation, corporate earnings surprise in their strength, and the long-discussed balanced budget appears reachable. With few imbalances, continued economic and market progress appears achievable.

                 --------------------------------------------
                      Every stock in the Fund's portfolio

                         is there because it meets our

                      strict criteria for earnings growth

                             potential plus value.
                 --------------------------------------------

SCHEDULE OF INVESTMENTS

APRIL 30, 1997
(UNAUDITED)

                                                       MARKET
                                        SHARES         VALUE
COMMON STOCKS-96.96%

ADVERTISING/BROADCASTING-4.01%

Alliance Communications Corp.-Class
  B(a) (Canada)                            60,000   $    504,375
----------------------------------------------------------------
Argyle Television, Inc.-Class A(a)         17,500        439,687
----------------------------------------------------------------
Chancellor Corp.-Class A(a)                10,000        280,000
----------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                 85,000      1,721,250
----------------------------------------------------------------
Eagle River Interactive, Inc.(a)           42,000        456,750
----------------------------------------------------------------
Emmis Broadcasting Corp.-Class A(a)         5,000        175,000
----------------------------------------------------------------
Evergreen Media Corp.-Class A(a)           30,000        971,250
----------------------------------------------------------------
Film Roman, Inc.(a)                       110,000        206,250
----------------------------------------------------------------
Heftel Broadcasting Corp.(a)               39,300      1,965,000
----------------------------------------------------------------
Jacor Communications, Inc.(a)               5,000        140,625
----------------------------------------------------------------
Lamar Advertising Co.(a)                  140,000      2,765,000
----------------------------------------------------------------
Leap Group, Inc. (The)(a)                   5,000         23,750
----------------------------------------------------------------
Metro Networks, Inc.(a)                    61,600      1,563,100
----------------------------------------------------------------
Snyder Communications, Inc.(a)             65,000      1,348,750
----------------------------------------------------------------
Universal Outdoor Holdings, Inc.(a)        70,000      1,907,500
----------------------------------------------------------------
Univision Communications, Inc.(a)          64,000      2,176,000
----------------------------------------------------------------
                                                      16,644,287
----------------------------------------------------------------

AEROSPACE/DEFENSE-0.59%

DONCASTERS PLC-ADR(a) (United
  Kingdom)                                 26,400        594,000
----------------------------------------------------------------
Gulfstream Aerospace Corp.(a)              69,200      1,764,600
----------------------------------------------------------------
Tracor, Inc.(a)                             3,900         84,825
----------------------------------------------------------------
                                                       2,443,425
----------------------------------------------------------------

AIRLINES-0.58%

ASA Holdings, Inc.                         10,000        212,500
----------------------------------------------------------------
Aviation Sales Co.(a)                      20,000        485,000
----------------------------------------------------------------
China Eastern Airlines Corp.
  Ltd.-ADR(a) (Hong Kong)                  40,000      1,245,000
----------------------------------------------------------------
Eagle USA Airfreight, Inc.(a)              22,400        448,000
----------------------------------------------------------------
                                                       2,390,500
----------------------------------------------------------------

APPLIANCES-0.12%

Service Experts, Inc.(a)                   21,800        485,050
----------------------------------------------------------------

AUTOMOBILE (MANUFACTURERS)-0.36%

United Auto Group, Inc.(a)                 90,000      1,496,250
----------------------------------------------------------------

AUTOMOBILE/TRUCK PARTS & TIRES-1.07%

Aftermarket Technology Corp.(a)           134,300      2,484,550
----------------------------------------------------------------
Cross-Continent Auto Retailers,
  Inc.(a)                                  38,500        572,687
----------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)            100,000      1,125,000
----------------------------------------------------------------
Rush Enterprises, Inc.(a)                  30,000        247,500
----------------------------------------------------------------
                                                       4,429,737
----------------------------------------------------------------

BANKING-0.84%

AmSouth Bancorporation                      6,000        316,500
----------------------------------------------------------------
Banknorth Group, Inc.                      16,000        680,000
----------------------------------------------------------------
Cullen/Frost Bankers, Inc.                  8,000        280,000
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
BANKING-(CONTINUED)

Hibernia Corp.-Class A                     20,000   $    257,500
----------------------------------------------------------------
Marshall & Ilsley Corp.                    40,000      1,535,000
----------------------------------------------------------------
Southwest Bancorporation of Texas,
  Inc.(a)                                  20,600        427,450
----------------------------------------------------------------
                                                       3,496,450
----------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.16%

Cerner Corp.(a)                            40,000        645,000
----------------------------------------------------------------

BEVERAGES-0.06%

Diedrich Coffee, Inc.(a)                  100,000        262,500
----------------------------------------------------------------

BIOTECHNOLOGY-0.28%

Genzyme Corp.(a)                           50,000      1,156,250
----------------------------------------------------------------

BUILDING MATERIALS-0.29%

Juno Lighting, Inc.                        50,000        775,000
----------------------------------------------------------------
Kevco, Inc.(a)                             32,500        438,750
----------------------------------------------------------------
                                                       1,213,750
----------------------------------------------------------------

BUILDING MATERIALS (TOOLS)-0.14%

Regal-Beloit Corp.                         24,200        574,750
----------------------------------------------------------------

BUSINESS SERVICES-3.45%

Abacus Direct Corp.(a)                     55,000      1,361,250
----------------------------------------------------------------
Administaff, Inc.(a)                       28,000        521,500
----------------------------------------------------------------
Claremont Technology Group, Inc.(a)        45,000        607,500
----------------------------------------------------------------
Cognizant Corp.                            13,000        424,125
----------------------------------------------------------------
CUC International, Inc.(a)                 65,000      1,373,125
----------------------------------------------------------------
First Aviation Services, Inc.(a)           78,500        667,250
----------------------------------------------------------------
HealthCare COMPARE Corp.(a)                20,000        867,500
----------------------------------------------------------------
HealthPlan Services Corp.(a)               55,000        907,500
----------------------------------------------------------------
Hertz Corp.-Class A(a)                     27,800        806,200
----------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)              30,300        689,324
----------------------------------------------------------------
International Telecommunication Data
  Systems, Inc.(a)                         45,000        540,000
----------------------------------------------------------------
Lason Holdings, Inc.(a)                    66,400      1,128,800
----------------------------------------------------------------
MedQuist, Inc.(a)                          20,000        505,000
----------------------------------------------------------------
MemberWorks, Inc.(a)                       40,000        620,000
----------------------------------------------------------------
Metzler Group, Inc.(a)                     75,000      1,912,500
----------------------------------------------------------------
OmniQuip International, Inc.(a)            50,000        650,000
----------------------------------------------------------------
On Assignment, Inc.(a)                      5,000        155,000
----------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                                 25,000        575,000
----------------------------------------------------------------
                                                      14,311,574
----------------------------------------------------------------

COMPUTER MAINFRAMES-0.10%

Amdahl Corp.(a)                            50,000        428,125
----------------------------------------------------------------

COMPUTER MINI/PCS-0.27%

Gateway 2000, Inc.(a)                      14,200        779,225
----------------------------------------------------------------
Rational Software Corp.(a)                 25,000        345,312
----------------------------------------------------------------
                                                       1,124,537
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
COMPUTER NETWORKING-2.32%

ACT Networks, Inc.(a)                      20,000   $    270,000
----------------------------------------------------------------
Ascend Communications, Inc.(a)             56,500      2,584,875
----------------------------------------------------------------
Auspex Systems, Inc.(a)                    28,600        228,800
----------------------------------------------------------------
Bay Networks, Inc.(a)                      30,000        532,500
----------------------------------------------------------------
Black Box Corp.(a)                         20,000        472,500
----------------------------------------------------------------
Cabletron Systems, Inc.(a)                 42,000      1,449,000
----------------------------------------------------------------
Cidco, Inc.(a)                             45,000        573,750
----------------------------------------------------------------
Coherent Communications Systems
  Corp.(a)                                 80,000      1,310,000
----------------------------------------------------------------
DSP Communications, Inc.(a)               105,000        833,437
----------------------------------------------------------------
FORE Systems, Inc.(a)                      40,000        610,000
----------------------------------------------------------------
Harmonic Lightwaves, Inc.(a)               35,000        577,500
----------------------------------------------------------------
InterVoice, Inc.(a)                        20,000        190,000
----------------------------------------------------------------
                                                       9,632,362
----------------------------------------------------------------

COMPUTER PERIPHERALS-1.56%

Cognex Corp.(a)                            50,000      1,231,250
----------------------------------------------------------------
NeoMagic Corp.(a)                          25,000        292,188
----------------------------------------------------------------
Oak Technology, Inc.(a)                    45,000        362,812
----------------------------------------------------------------
Printronix, Inc.(a)                       145,000      1,830,625
----------------------------------------------------------------
Quantum Corp.(a)                           12,500        521,094
----------------------------------------------------------------
Raster Graphics, Inc.(a)                   50,000        306,250
----------------------------------------------------------------
Read-Rite Corp.(a)                         39,000      1,009,125
----------------------------------------------------------------
Trident Microsystems, Inc.(a)              70,000        945,000
----------------------------------------------------------------
                                                       6,498,344
----------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES-12.35%

Adobe Systems, Inc.                        35,000      1,369,375
----------------------------------------------------------------
American Software, Inc.-Class A(a)         50,000        287,500
----------------------------------------------------------------
ANSYS, Inc.(a)                             80,000        550,000
----------------------------------------------------------------
BDM International Inc.(a)                  36,000        837,000
----------------------------------------------------------------
Bell & Howell Co.(a)                       80,000      1,890,000
----------------------------------------------------------------
BISYS Group, Inc. (The)(a)                 45,000      1,440,000
----------------------------------------------------------------
BMC Software, Inc.(a)                      40,000      1,730,000
----------------------------------------------------------------
Broderbund Software, Inc.(a)               30,000        562,500
----------------------------------------------------------------
Business Objects S.A.-ADR(a)
  (France)                                 85,000        765,000
----------------------------------------------------------------
C/NET, Inc.(a)                             25,000        506,250
----------------------------------------------------------------
Cadence Design Systems, Inc.(a)             5,200        166,400
----------------------------------------------------------------
CCC Information Services Group(a)         165,000      1,938,750
----------------------------------------------------------------
CFI Proservices, Inc.(a)                   10,000        150,000
----------------------------------------------------------------
Check Point Software Technologies
  Ltd.(a) (Israel)                         25,000        590,625
----------------------------------------------------------------
Computer Learning Centers, Inc.(a)          3,150         83,868
----------------------------------------------------------------
Compuware Corp.(a)                         30,000      1,132,500
----------------------------------------------------------------
Cooper & Chyan Technology, Inc.(a)          1,200         29,100
----------------------------------------------------------------
CyberMedia, Inc.(a)                        23,400        292,500
----------------------------------------------------------------
Dassault Systemes S.A.-ADR(a)
  (France)                                 15,000        924,375
----------------------------------------------------------------
DataWorks Corp.(a)                          2,700         39,150
----------------------------------------------------------------
Dendrite International, Inc.(a)            35,000        293,125
----------------------------------------------------------------
Digital Lightwave, Inc.(a)                 50,000        262,500
----------------------------------------------------------------
Document Sciences Corp.(a)                 70,000        236,250
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

Dr. Solomon's Group PLC-ADR(a)
  (United Kingdom)                         35,000   $    809,375
----------------------------------------------------------------
DST Systems, Inc.(a)                       34,000        964,750
----------------------------------------------------------------
Electronic Arts, Inc.(a)                   30,000        723,750
----------------------------------------------------------------
FactSet Research Systems, Inc.(a)           9,600        194,400
----------------------------------------------------------------
Forrester Research, Inc.(a)                11,800        215,350
----------------------------------------------------------------
Geoworks(a)                                60,000        435,000
----------------------------------------------------------------
HBO & Co.                                  40,000      2,140,000
----------------------------------------------------------------
HPR, Inc.(a)                               90,000      1,271,250
----------------------------------------------------------------
Hyperion Software Corp.(a)                 96,500      1,568,125
----------------------------------------------------------------
Infinity Financial Technology,
  Inc.(a)                                  30,000        378,750
----------------------------------------------------------------
Information Resources, Inc.(a)             10,400        137,800
----------------------------------------------------------------
Intuit, Inc.(a)                            20,000        442,500
----------------------------------------------------------------
JDA Software Group, Inc.(a)                30,000        757,500
----------------------------------------------------------------
Macromedia, Inc.(a)                        10,000         76,250
----------------------------------------------------------------
Mastech Corp.(a)                          100,000      1,150,000
----------------------------------------------------------------
May & Speh, Inc.(a)                        10,000         73,750
----------------------------------------------------------------
Memco Software Ltd.(a) (Israel)            67,700        846,250
----------------------------------------------------------------
Mercury Interactive Corp.(a)               85,000      1,041,250
----------------------------------------------------------------
Metromail Corp.(a)                         90,000      1,766,250
----------------------------------------------------------------
Midway Games Inc.(a)                       65,000      1,170,000
----------------------------------------------------------------
National Instruments Corp.(a)              10,000        302,500
----------------------------------------------------------------
Network General Corp.(a)                   50,000        687,500
----------------------------------------------------------------
Object Design, Inc.(a)                     20,000        102,500
----------------------------------------------------------------
Parametric Technology Co.(a)                7,000        316,750
----------------------------------------------------------------
PHAMIS, Inc.(a)                            20,000        355,000
----------------------------------------------------------------
Physician Computer Network, Inc.(a)        20,000        106,250
----------------------------------------------------------------
Platinum Technology, Inc.(a)              150,000      1,800,000
----------------------------------------------------------------
Puma Technology, Inc.(a)                   56,000        427,000
----------------------------------------------------------------
Pure Atria Corp.(a)                        10,000         97,500
----------------------------------------------------------------
Qualix Group, Inc.(a)                      50,000        312,500
----------------------------------------------------------------
Saville Systems Ireland PLC-ADR(a)         29,000      1,192,625
----------------------------------------------------------------
Security Dynamics Technologies,
  Inc.(a)                                   5,000        126,250
----------------------------------------------------------------
SEI Corp.                                 100,000      2,100,000
----------------------------------------------------------------
SELECT Software Tools-ADR(a) (United
  Kingdom)                                 60,000        795,000
----------------------------------------------------------------
Shared Medical Systems Corp.                8,000        337,000
----------------------------------------------------------------
Siebel Systems, Inc.(a)                    42,000        761,250
----------------------------------------------------------------
Simulation Sciences, Inc.(a)               30,000        305,625
----------------------------------------------------------------
Spectrum Holobyte, Inc.(a)                  7,500         45,938
----------------------------------------------------------------
Sterling Commerce, Inc.(a)                 37,500        970,313
----------------------------------------------------------------
SunGard Data Systems Inc.(a)              112,000      4,970,000
----------------------------------------------------------------
Symantec Corp.(a)                           5,100         73,313
----------------------------------------------------------------
Systemsoft Corp.(a)                        35,000        266,875
----------------------------------------------------------------
Technology Modeling Associates,
  Inc.(a)                                  53,500        535,000
----------------------------------------------------------------
Template Software, Inc.(a)                 30,800        257,950
----------------------------------------------------------------
Transaction Systems Architects,
  Inc.-Class A(a)                           5,000        150,000
----------------------------------------------------------------
Trusted Information Systems, Inc.(a)       75,000        675,000
----------------------------------------------------------------
USCS International, Inc.(a)                15,000        247,500
----------------------------------------------------------------
Vantive Corp.(a)                           10,000        198,750
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
COMPUTER SOFTWARE/SERVICES-(CONTINUED)

Viewlogic Systems, Inc.(a)                 20,000   $    280,000
----------------------------------------------------------------
Wallace Computer Services, Inc.            10,000        267,500
----------------------------------------------------------------
                                                      51,302,457
----------------------------------------------------------------

CONGLOMERATES-0.22%

Amway Asia Pacific Ltd. (Hong Kong)        13,900        583,800
----------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A           20,000        317,500
----------------------------------------------------------------
                                                         901,300
----------------------------------------------------------------

CONSUMER NON-DURABLES-0.53%

Central Garden and Pet Co.(a)              20,000        398,750
----------------------------------------------------------------
TAG Heuer International S.A.-ADR(a)
  (Luxembourg)                             20,000        280,000
----------------------------------------------------------------
The First Years, Inc.                     100,000      1,525,000
----------------------------------------------------------------
                                                       2,203,750
----------------------------------------------------------------

CONTAINERS-0.85%

PalEx, Inc.(a)                             25,000        231,250
----------------------------------------------------------------
Silgan Holdings, Inc.(a)                  125,000      3,312,500
----------------------------------------------------------------
                                                       3,543,750
----------------------------------------------------------------

COSMETICS & TOILETRIES-2.90%

Carson, Inc.(a)                            68,600        514,500
----------------------------------------------------------------
Dial Corp.                                105,000      1,627,500
----------------------------------------------------------------
Estee Lauder Cos.-Class A                  14,500        663,375
----------------------------------------------------------------
French Fragrances, Inc.(a)                 75,000        543,750
----------------------------------------------------------------
General Nutrition Companies, Inc.(a)      140,000      3,010,000
----------------------------------------------------------------
Helen of Troy Ltd.(a)                      10,000        232,500
----------------------------------------------------------------
McKesson Corp.                             28,000      2,026,500
----------------------------------------------------------------
Nu Skin Asia Pacific Inc.-Class A(a)      105,000      2,730,000
----------------------------------------------------------------
Rexall Sundown, Inc.(a)                    35,000        695,625
----------------------------------------------------------------
                                                      12,043,750
----------------------------------------------------------------

ELECTRONIC COMPONENTS/MISCELLANEOUS-1.59%

Checkpoint Systems, Inc.(a)                67,000        921,250
----------------------------------------------------------------
Harman International Industries,
  Inc.                                      5,000        191,250
----------------------------------------------------------------
Micron Electronics, Inc.(a)                50,000      1,018,750
----------------------------------------------------------------
PRI Automation, Inc.(a)                    17,500        896,875
----------------------------------------------------------------
Sawtek Inc.(a)                              5,000        148,125
----------------------------------------------------------------
SBS Technologies, Inc.(a)                  75,000      1,125,000
----------------------------------------------------------------
Speedfam International, Inc.(a)            75,000      1,818,750
----------------------------------------------------------------
SRS Labs, Inc.(a)                          50,000        462,500
----------------------------------------------------------------
                                                       6,582,500
----------------------------------------------------------------

ELECTRONIC/DEFENSE-0.07%

Stanford Telecommunications, Inc.(a)       20,000        295,000
----------------------------------------------------------------

FINANCE (ASSET MANAGEMENT)-0.33%

Alliance Capital Management                 3,000         81,375
----------------------------------------------------------------
Edwards (A.G.), Inc.                        5,000        175,000
----------------------------------------------------------------
Hambrecht & Quist Group(a)                 20,000        332,500
----------------------------------------------------------------
Investors Financial Services Corp.         10,000        350,000
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
FINANCE (ASSET MANAGEMENT)-(CONTINUED)

Lehman Brothers Holdings, Inc.             10,000   $    338,750
----------------------------------------------------------------
T. Rowe Price Associates                    1,800         83,250
----------------------------------------------------------------
                                                       1,360,875
----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-0.96%

Advanta Corp.-Class B                      10,000        222,500
----------------------------------------------------------------
BA Merchant Services, Inc.-Class
  A(a)                                    205,000      2,870,000
----------------------------------------------------------------
CMAC Investment Corp.                      13,000        494,000
----------------------------------------------------------------
Concord EFS, Inc.(a)                        5,000         98,750
----------------------------------------------------------------
Medaphis Corp.(a)                          10,000         51,875
----------------------------------------------------------------
SunAmerica, Inc.                            5,600        257,600
----------------------------------------------------------------
                                                       3,994,725
----------------------------------------------------------------

FINANCE (SAVINGS & LOAN)-0.39%

Hamilton Bancorp, Inc.(a)                  85,000      1,636,250
----------------------------------------------------------------
FOOD/PROCESSING-1.45%
Delta & Pine Land Co.                      71,666      1,791,650
----------------------------------------------------------------
Lancaster Colony Corp.                     20,000        822,500
----------------------------------------------------------------
ProSource, Inc.(a)                        115,000      1,056,562
----------------------------------------------------------------
Rykoff-Sexton, Inc.                       130,000      2,356,250
----------------------------------------------------------------
                                                       6,026,962
----------------------------------------------------------------

FUNERAL SERVICES-0.54%

Carriage Services, Inc.(a)                 25,100        426,700
----------------------------------------------------------------
Equity Corp. International(a)              85,000      1,827,500
----------------------------------------------------------------
                                                       2,254,200
----------------------------------------------------------------

FURNITURE-0.26%

Kimball International, Inc.-Class B        30,000      1,057,500
----------------------------------------------------------------

GAMING-1.20%

GTECH Holdings Corp.(a)                    25,000        768,750
----------------------------------------------------------------
International Game Technology             115,000      1,825,625
----------------------------------------------------------------
Sodak Gaming, Inc.(a)                     200,000      2,350,000
----------------------------------------------------------------
WHG Resorts & Casinos Inc.(a)               6,250         58,593
----------------------------------------------------------------
                                                       5,002,968
----------------------------------------------------------------

HOTELS/MOTELS-0.31%

Choice Hotels International, Inc.(a)        6,000         84,000
----------------------------------------------------------------
Four Seasons Hotels, Inc. (Canada)         36,000        801,000
----------------------------------------------------------------
U.S. Franchise Systems, Inc.(a)            20,000        140,000
----------------------------------------------------------------
Wyndham Hotel Corp.(a)                     10,000        276,250
----------------------------------------------------------------
                                                       1,301,250
----------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-1.34%

First Commonwealth, Inc.(a)                15,000        183,750
----------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A(a)                         130,000      3,445,000
----------------------------------------------------------------
UNUM Corp.                                  5,200        400,400
----------------------------------------------------------------
Western National Corp.                     60,000      1,545,000
----------------------------------------------------------------
                                                       5,574,150
----------------------------------------------------------------

INSURANCE (MULTI-LINE
  PROPERTY)-3.53%

Ace, Ltd.                                   4,000        240,000
----------------------------------------------------------------
AMBAC, Inc.                                 2,900        187,775
----------------------------------------------------------------
Amerin Corp.(a)                           170,000      3,315,000
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
INSURANCE (MULTI-LINE PROPERTY)-(CONTINUED)

AmerUs Life Holdings, Inc.-Class A         42,400   $    975,200
----------------------------------------------------------------
Arthur J. Gallagher & Co.                   3,000         93,750
----------------------------------------------------------------
Capital Re Corp.                           10,000        396,250
----------------------------------------------------------------
CapMAC Holdings, Inc.                      20,000        520,000
----------------------------------------------------------------
Everest Re Holdings, Inc.                  51,000      1,466,250
----------------------------------------------------------------
Exel Ltd.                                  11,200        436,800
----------------------------------------------------------------
HCC Insurance Holdings, Inc.               17,500        439,687
----------------------------------------------------------------
Horace Mann Educators Corp.                 8,000        375,000
----------------------------------------------------------------
MBIA, Inc.                                  2,100        204,488
----------------------------------------------------------------
Mercury General Corp.                       2,400        148,800
----------------------------------------------------------------
MGIC Investment Corp.                      11,400        926,250
----------------------------------------------------------------
Mutual Risk Management Ltd.                15,000        551,250
----------------------------------------------------------------
NAC Re Corp.                                8,000        310,000
----------------------------------------------------------------
Progressive Corp.                          30,000      2,283,750
----------------------------------------------------------------
TIG Holdings, Inc.                         20,000        555,000
----------------------------------------------------------------
Transatlantic Holdings, Inc.                3,000        248,250
----------------------------------------------------------------
UnionAmerica Holdings PLC-ADR
  (United Kingdom)                         27,000        452,250
----------------------------------------------------------------
Vesta Insurance Group, Inc.                 5,000        208,750
----------------------------------------------------------------
W. R. Berkley Corp.                         7,000        344,750
----------------------------------------------------------------
                                                      14,679,250
----------------------------------------------------------------

LEISURE & RECREATION-3.17%

Coleman Co., Inc.(a)                       10,000        155,000
----------------------------------------------------------------
Galoob Toys, Inc.(a)                      155,000      2,615,625
----------------------------------------------------------------
Harley-Davidson, Inc.                      26,400      1,042,800
----------------------------------------------------------------
Hasbro, Inc.                               15,000        375,000
----------------------------------------------------------------
K2, Inc.                                   18,000        470,250
----------------------------------------------------------------
Samsonite Corp.(a)                         32,500      1,348,750
----------------------------------------------------------------
Steinway Musical Instruments(a)            20,000        342,500
----------------------------------------------------------------
The North Face, Inc.(a)                   130,000      1,836,250
----------------------------------------------------------------
Toy Biz, Inc.(a)                          170,000      1,657,500
----------------------------------------------------------------
Travis Boats & Motors, Inc.(a)             30,000        322,500
----------------------------------------------------------------
Vail Resorts Inc.(a)                      125,000      2,546,875
----------------------------------------------------------------
WMS Industries, Inc.(a)                    25,000        446,875
----------------------------------------------------------------
                                                      13,159,925
----------------------------------------------------------------

MACHINERY (MISCELLANEOUS)-1.23%

American Residential Services,
  Inc.(a)                                  80,800      1,525,100
----------------------------------------------------------------
Pall Corp.                                 70,000      1,618,750
----------------------------------------------------------------
Pfeiffer Vacuum Technology
  A.G.-ADR(a) (Germany)                    20,000        465,000
----------------------------------------------------------------
Prime Service, Inc.(a)                      7,700        172,287
----------------------------------------------------------------
U.S. Rentals, Inc.(a)                      70,000      1,330,000
----------------------------------------------------------------
                                                       5,111,137
----------------------------------------------------------------

MEDICAL (DRUGS)-3.82%

Algos Pharmaceutical Corp.(a)               5,000         76,875
----------------------------------------------------------------
Allergan, Inc.                              5,000        133,750
----------------------------------------------------------------
AmeriSource Health Corp.(a)                25,000      1,115,625
----------------------------------------------------------------
Applied Analytical Industries,
  Inc.(a)                                  44,300        586,975
----------------------------------------------------------------
Aronex Pharmaceuticals, Inc.(a)            25,000        125,000
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
MEDICAL (DRUGS)-(CONTINUED)

BioChem Pharma, Inc.(a)(Canada)            39,000   $    701,391
----------------------------------------------------------------
Cambridge NeuroScience, Inc.(a)            25,000        209,375
----------------------------------------------------------------
Cephalon, Inc.(a)                          10,000        167,500
----------------------------------------------------------------
Collagenex Pharmaceuticals, Inc.(a)        20,000        230,000
----------------------------------------------------------------
Covance, Inc.(a)                           40,000        590,000
----------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)              66,000      1,914,000
----------------------------------------------------------------
Elan Corp. PLC-ADR(a) (Ireland)             8,000        272,000
----------------------------------------------------------------
Express Scripts, Inc.-Class A(a)           13,000        477,750
----------------------------------------------------------------
Gilead Sciences, Inc.(a)                    8,000        177,000
----------------------------------------------------------------
Guilford Pharmaceuticals, Inc.(a)          10,000        231,250
----------------------------------------------------------------
Immunex Corp.(a)                            3,000         83,625
----------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(a)             3,000        127,500
----------------------------------------------------------------
Interneuron Pharmaceuticals, Inc.(a)       15,000        196,875
----------------------------------------------------------------
Jones Medical Industries, Inc.             25,000        881,250
----------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)               25,000        562,500
----------------------------------------------------------------
Liposome Company, Inc.(a)                  60,000      1,331,250
----------------------------------------------------------------
Martek Biosciences Corp.(a)                20,000        292,500
----------------------------------------------------------------
Micro Therapeutics, Inc.(a)                50,000        275,000
----------------------------------------------------------------
NABI Inc.(a)                              145,000        870,000
----------------------------------------------------------------
North American Vaccine, Inc.(a)            50,000      1,043,750
----------------------------------------------------------------
Perrigo Co.(a)                             65,000        763,750
----------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Israel)                        33,000      1,674,750
----------------------------------------------------------------
Texas Biotechnology Corp.(a)               15,000         60,000
----------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)            19,000        679,250
----------------------------------------------------------------
                                                      15,850,491
----------------------------------------------------------------

MEDICAL (PATIENT SERVICES)-3.69%

ADAC Laboratories                          20,000        462,500
----------------------------------------------------------------
Advance ParadigM, Inc.(a)                  95,000      1,080,625
----------------------------------------------------------------
Alternative Living Services, Inc.(a)       85,000      1,402,500
----------------------------------------------------------------
American Medserve Corp.(a)                 45,000        489,375
----------------------------------------------------------------
American Oncology Resources, Inc.(a)       25,000        221,875
----------------------------------------------------------------
ClinTrials Research Inc.(a)                50,000        387,500
----------------------------------------------------------------
FPA Medical Management, Inc.(a)            32,000        520,000
----------------------------------------------------------------
Health Management Associates,
  Inc.-Class A(a)                          15,000        401,250
----------------------------------------------------------------
HealthCor Holdings, Inc.(a)               100,000        837,500
----------------------------------------------------------------

HEALTHSOUTH Corp.(a)                        2,400         47,400

----------------------------------------------------------------
Horizon Mental Health Management,
  Inc.(a)                                  25,500        417,563
----------------------------------------------------------------
Horizon/CMS Healthcare Corp.(a)            25,000        396,875
----------------------------------------------------------------
Integrated Health Services, Inc.           30,000        963,750
----------------------------------------------------------------
Intensiva Healthcare Corp.(a)              70,000        542,500
----------------------------------------------------------------
Manor Care, Inc.                            6,000        140,250
----------------------------------------------------------------
Marquette Medical Systems-Class A(a)       60,000      1,207,500
----------------------------------------------------------------
Maxicare Health Plans, Inc.(a)              5,000        116,250
----------------------------------------------------------------
Medical Resources, Inc.(a)                 75,000        956,250
----------------------------------------------------------------
MedPartners, Inc.(a)                       55,715      1,016,799
----------------------------------------------------------------
National Surgery Centers, Inc.(a)           5,000        150,000
----------------------------------------------------------------
NovaCare, Inc.(a)                          20,000        227,500
----------------------------------------------------------------
OccuSystems, Inc.(a)                       40,000        825,000
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
MEDICAL (PATIENT SERVICES)-(CONTINUED)

Oxford Health Plans, Inc.(a)               13,500   $    889,313
----------------------------------------------------------------
PacifiCare Health Systems,
  Inc.-Class B(a)                           5,000        401,250
----------------------------------------------------------------
Premier Research Worldwide, Ltd.(a)        17,400        167,475
----------------------------------------------------------------
Prime Medical Services, Inc.(a)            10,000         92,500
----------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)           35,000        844,375
----------------------------------------------------------------
Vencor, Inc.(a)                             3,000        124,875
----------------------------------------------------------------
                                                      15,330,550
----------------------------------------------------------------

MEDICAL INSTRUMENTS/PRODUCTS-6.13%

Alza Corp.(a)                               5,000        146,250
----------------------------------------------------------------
Bard (C.R.), Inc.                          45,000      1,428,750
----------------------------------------------------------------
Biomet, Inc.                               65,000        987,188
----------------------------------------------------------------
Cohr, Inc.(a)                              85,000      1,891,250
----------------------------------------------------------------
Dentsply International, Inc.               35,000      1,732,500
----------------------------------------------------------------
Gulf South Medical Supply, Inc.(a)         11,000        156,750
----------------------------------------------------------------
Haemonetics Corp.(a)                       15,000        249,375
----------------------------------------------------------------
Heartstream, Inc.(a)                      110,000        921,250
----------------------------------------------------------------
Human Genome Sciences, Inc.(a)             15,000        470,625
----------------------------------------------------------------
Maxxim Medical, Inc.(a)                    15,000        195,000
----------------------------------------------------------------
Medical Manager Corp.(a)                  355,000      3,150,625
----------------------------------------------------------------
MiniMed, Inc.(a)                           45,000      1,113,750
----------------------------------------------------------------
Nitinol Medical Technologies,
  Inc.(a)                                  90,000        765,000
----------------------------------------------------------------
Owens & Minor, Inc. Holding Co.            30,000        390,000
----------------------------------------------------------------
SangStat Medical Corp.(a)                  15,000        256,875
----------------------------------------------------------------
Sofamor Danek Group, Inc.(a)               40,000      1,560,000
----------------------------------------------------------------
Steris Corp.(a)                            70,000      2,292,500
----------------------------------------------------------------
Stryker Corp.(a)                           19,000        624,625
----------------------------------------------------------------
Suburban Ostomy Supply Co., Inc.(a)       125,000      1,125,000
----------------------------------------------------------------
Sullivan Dental Products, Inc.             10,000        147,500
----------------------------------------------------------------
Sybron International Corp.(a)              85,000      2,826,250
----------------------------------------------------------------
TECNOL Medical Products, Inc.(a)          115,000      2,026,875
----------------------------------------------------------------
Trex Medical Corp.(a)                      25,000        309,375
----------------------------------------------------------------
Ventana Medical Systems, Inc.(a)           70,000        691,250
----------------------------------------------------------------
                                                      25,458,563
----------------------------------------------------------------

METALS-0.57%

Potash Corp. of Saskatchewan Inc.
  (Canada)                                 24,928      1,916,340
----------------------------------------------------------------
Rental Service Corp.(a)                    24,200        447,700
----------------------------------------------------------------
                                                       2,364,040
----------------------------------------------------------------

NATURAL GAS PIPELINE-0.28%

NGC Corp.                                  65,000      1,145,625
----------------------------------------------------------------

OFFICE AUTOMATION-0.22%

Danka Business Systems PLC-ADR
  (United Kingdom)                         30,000        916,875
----------------------------------------------------------------

OFFICE PRODUCTS-0.98%

Daisytek International Corp.(a)            87,000      2,370,750
----------------------------------------------------------------
Deluxe Corp.                               40,000      1,225,000
----------------------------------------------------------------
OfficeMax, Inc.(a)                         40,000        495,000
----------------------------------------------------------------
                                                       4,090,750
----------------------------------------------------------------

OIL & GAS (DRILLING)-0.88%

Atwood Oceanics, Inc.(a)                   43,000      2,633,750
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
OIL & GAS (DRILLING)-(CONTINUED)

Precision Drilling Corp.(a) (Canada)       10,000   $    347,500
----------------------------------------------------------------
Reading & Bates Corp.(a)                   31,000        693,625
----------------------------------------------------------------
                                                       3,674,875
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.79%

Anadarko Petroleum Corp.                    4,000        219,500
----------------------------------------------------------------
Apache Corp.                                5,000        170,000
----------------------------------------------------------------
Burlington Resources, Inc.                 15,000        635,625
----------------------------------------------------------------
Cabot Oil and Gas Corp.-Class A            70,000      1,172,500
----------------------------------------------------------------
Cross Timbers Oil Co.                      12,000        186,000
----------------------------------------------------------------
Devon Energy Corp.                          8,000        264,000
----------------------------------------------------------------
Houston Exploration Co. (The)(a)           80,000      1,000,000
----------------------------------------------------------------
Newfield Exploration Co.(a)                 5,000         95,625
----------------------------------------------------------------
Noble Affiliates, Inc.                      4,000        143,000
----------------------------------------------------------------
Nuevo Energy Co.(a)                        16,000        550,000
----------------------------------------------------------------
Petsec Energy Ltd.-ADR(a)
  (Australia)                              15,000        322,500
----------------------------------------------------------------
Pogo Producing Co.                         18,000        659,250
----------------------------------------------------------------
Rutherford-Moran Oil Corp.(a)              30,000        555,000
----------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)          8,400        118,650
----------------------------------------------------------------
Titan Exploration, Inc.(a)                 80,000        600,000
----------------------------------------------------------------
Transocean Offshore Inc.                   12,000        727,500
----------------------------------------------------------------
                                                       7,419,150
----------------------------------------------------------------

OIL & GAS (SERVICES)-1.53%

Camco International, Inc.                   8,000        355,000
----------------------------------------------------------------
Energy Ventures, Inc.(a)                   25,000      1,671,875
----------------------------------------------------------------
Enron Oil & Gas Co.                        20,000        372,500
----------------------------------------------------------------
Louisiana Land & Exploration Co.           10,000        500,000
----------------------------------------------------------------
Oceaneering International, Inc.(a)         20,000        290,000
----------------------------------------------------------------
Petroleum Geo-Services ASA-ADR(a)
  (Norway)                                 18,300        704,550
----------------------------------------------------------------
SEACOR Holdings Inc.(a)                    12,000        516,000
----------------------------------------------------------------
Stolt Comex Seaway, S.A.(a) (Norway)       86,000      1,580,250
----------------------------------------------------------------
Veritas DGC, Inc.(a)                       19,000        365,750
----------------------------------------------------------------
                                                       6,355,925
----------------------------------------------------------------

OIL EQUIPMENT & SUPPLIES-4.32%

Baker Hughes, Inc.                         16,500        569,250
----------------------------------------------------------------
BJ Services Co.(a)                         20,000        942,500
----------------------------------------------------------------
Cooper Cameron Corp.(a)                    10,500        748,125
----------------------------------------------------------------
Diamond Offshore Drilling, Inc.(a)         20,000      1,287,500
----------------------------------------------------------------
ENSCO International, Inc.(a)               50,000      2,375,000
----------------------------------------------------------------
Falcon Drilling Company, Inc.(a)           28,000      1,071,000
----------------------------------------------------------------
GulfMark International, Inc.(a)            26,000      1,852,500
----------------------------------------------------------------
National-Oilwell, Inc.(a)                  43,000      1,671,625
----------------------------------------------------------------
Noble Drilling Corp.(a)                    95,000      1,650,625
----------------------------------------------------------------
Pride Petroleum Services, Inc.(a)          39,000        672,750
----------------------------------------------------------------
Rowan Companies, Inc.(a)                   10,000        180,000
----------------------------------------------------------------
Smith International, Inc.(a)               20,000        947,500
----------------------------------------------------------------
Tidewater, Inc.                             6,000        240,750
----------------------------------------------------------------
Tuboscope Vetco International
  Corp.(a)                                130,000      1,820,000
----------------------------------------------------------------
Weatherford Enterra, Inc.(a)               60,000      1,905,000
----------------------------------------------------------------
                                                      17,934,125
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
PAPER & FOREST PRODUCTS-0.90%

American Pad & Paper Co.(a)               215,000   $  3,198,125
----------------------------------------------------------------
Thermo Fibergen Inc.(a)                    45,000        393,750
----------------------------------------------------------------
Thermo Fibergen Inc. Rights(a)             45,000        151,875
----------------------------------------------------------------
                                                       3,743,750
----------------------------------------------------------------

POLLUTION CONTROL-0.38%

Philip Environmental, Inc.(a)
  (Canada)                                 45,000        708,750
----------------------------------------------------------------
Tetra Technologies, Inc.(a)                 2,400         55,800
----------------------------------------------------------------
USA Waste Services, Inc.(a)                25,000        818,750
----------------------------------------------------------------
                                                       1,583,300
----------------------------------------------------------------

REAL ESTATE-0.33%

Insignia Financial Group, Inc.-Class
  A(a)                                     30,000        525,000
----------------------------------------------------------------
Kilroy Realty Corp.(a)                     35,800        841,300
----------------------------------------------------------------
                                                       1,366,300
----------------------------------------------------------------

RESTAURANTS-1.82%

Apple South, Inc.                          30,000        390,000
----------------------------------------------------------------
Boston Chicken, Inc.(a)                    18,000        429,750
----------------------------------------------------------------
Brinker International, Inc.(a)             50,000        581,250
----------------------------------------------------------------
Chart House Enterprises Inc.(a)            25,000        137,500
----------------------------------------------------------------
Cracker Barrel Old Country Store,
  Inc.                                      8,000        214,000
----------------------------------------------------------------
IHOP Corp.(a)                               5,000        131,250
----------------------------------------------------------------
Landry's Seafood Restaurants,
  Inc.(a)                                  20,000        280,937
----------------------------------------------------------------
Logan's Roadhouse, Inc.(a)                 25,000        400,000
----------------------------------------------------------------
Lone Star Steakhouse & Saloon,
  Inc.(a)                                  15,000        296,250
----------------------------------------------------------------
New York Bagel Enterprises(a)              80,000        330,000
----------------------------------------------------------------
Outback Steakhouse, Inc.(a)                10,000        196,250
----------------------------------------------------------------
Rare Hospitality International
  Inc.(a)                                  10,000        116,250
----------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(a)        65,000        576,875
----------------------------------------------------------------
Shoney's, Inc.(a)                         100,000        462,500
----------------------------------------------------------------
Showbiz Pizza Time, Inc.(a)                45,000        866,250
----------------------------------------------------------------
Starbucks Corp.(a)                         30,000        896,250
----------------------------------------------------------------
Wendy's International, Inc.                60,000      1,237,500
----------------------------------------------------------------
                                                       7,542,812
----------------------------------------------------------------

RETAIL (FOOD & DRUG)-2.12%

Casey's General Stores, Inc.               50,000        943,750
----------------------------------------------------------------
Dominick's Supermarkets, Inc.()(a)         45,000        922,500
----------------------------------------------------------------
Einstein/Noah Bagel Corp.(a)               20,100        370,594
----------------------------------------------------------------
Revco D.S., Inc.(a)                        25,000      1,087,500
----------------------------------------------------------------
Rite Aid Corp.                             20,000        920,000
----------------------------------------------------------------
Twinlab Corp.(a)                          140,000      1,855,000
----------------------------------------------------------------
Wild Oats Markets Inc.(a)                 170,000      2,720,000
----------------------------------------------------------------
                                                       8,819,344
----------------------------------------------------------------

RETAIL (STORES)-9.68%

Abercrombie & Fitch Co.-Class A(a)         95,000      1,389,375
----------------------------------------------------------------
American Eagle Outfitters, Inc.(a)         20,000        237,500
----------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)                 13,000        355,875
----------------------------------------------------------------
Blyth Industries, Inc.(a)                  10,000        395,000
----------------------------------------------------------------
Boise Cascade Office Products
  Corp.(a)                                 20,000        352,500
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE
RETAIL (STORES)-(CONTINUED)

Borders Group, Inc.(a)                      2,400   $     51,000
----------------------------------------------------------------
Brookstone, Inc.(a)                        35,000        280,000
----------------------------------------------------------------
Circuit City Stores, Inc. -- CarMax
  Group(a)                                 21,100        316,500
----------------------------------------------------------------
Coldwater Creek Inc.(a)                    40,000        560,000
----------------------------------------------------------------
CompUSA, Inc.(a)                           33,000        635,250
----------------------------------------------------------------
Consolidated Stores Corp.(a)                1,125         45,000
----------------------------------------------------------------
Corporate Express, Inc.(a)                 75,000        750,000
----------------------------------------------------------------
Costco Companies, Inc.(a)                  10,000        288,750
----------------------------------------------------------------
CVS Corp.                                  20,000        992,500
----------------------------------------------------------------
Damark International, Inc.-Class
  A(a)                                     50,000        462,500
----------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                13,000        513,500
----------------------------------------------------------------
Duty Free International, Inc.               8,900        125,713
----------------------------------------------------------------
Eagle Hardware & Garden, Inc.(a)           20,000        375,000
----------------------------------------------------------------
Family Dollar Stores, Inc.                115,000      3,004,375
----------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)         79,000        814,688
----------------------------------------------------------------
Friedman's, Inc.-Class A(a)                25,000        421,875
----------------------------------------------------------------
Gadzooks, Inc.(a)                          24,000        669,000
----------------------------------------------------------------
Gargoyles, Inc.(a)                         50,000        375,000
----------------------------------------------------------------
Guitar Center Inc.(a)                      39,000        550,875
----------------------------------------------------------------
Gymboree Corp.(a)                          20,000        553,750
----------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)            35,000        560,000
----------------------------------------------------------------
Hot Topic, Inc.(a)                         65,000      1,673,750
----------------------------------------------------------------
Just for Feet, Inc.(a)                     32,500        515,937
----------------------------------------------------------------
Kohl's Corp.(a)                             3,000        146,625
----------------------------------------------------------------
Linens 'N Things, Inc.(a)                 145,000      3,081,250
----------------------------------------------------------------
Little Switzerland, Inc.(a)                70,000        345,625
----------------------------------------------------------------
Mac Frugals Bargains Close-Outs,
  Inc.(a)                                  60,000      1,755,000
----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)             55,000      1,368,125
----------------------------------------------------------------
Neiman Marcus Group, Inc. (The)(a)         34,000        892,500
----------------------------------------------------------------
Nordstrom, Inc.                             8,000        314,000
----------------------------------------------------------------
Oakley, Inc.(a)                            75,000        768,750
----------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                  1,200         39,150
----------------------------------------------------------------
Petco Animal Supplies, Inc.(a)             22,000        470,250
----------------------------------------------------------------
Pier 1 Imports, Inc.                       75,000      1,481,250
----------------------------------------------------------------
Proffitt's, Inc.(a)                         4,200        156,975
----------------------------------------------------------------
RDO Equipment Co.-Class A(a)               37,500        618,750
----------------------------------------------------------------
Sports Authority, Inc. (The)(a)            75,000      1,331,250
----------------------------------------------------------------
Stage Stores, Inc.(a)                     134,700      2,795,025
----------------------------------------------------------------
Staples, Inc.(a)                           10,000        180,000
----------------------------------------------------------------
Sunglass Hut International, Inc.(a)       125,000        906,250
----------------------------------------------------------------
Talbots, Inc.                              13,700        369,900
----------------------------------------------------------------
Tech Data Corp.(a)                         10,000        245,000
----------------------------------------------------------------
Tiffany & Co.                              35,000      1,386,875
----------------------------------------------------------------
U.S. Office Products Co.(a)                70,000      1,785,000
----------------------------------------------------------------
Viking Office Products, Inc.(a)            35,000        476,875
----------------------------------------------------------------
Whole Foods Market, Inc.(a)                60,000      1,380,000
----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                    5,000        155,000
----------------------------------------------------------------
Zale Corp.(a)                              25,000        462,500
----------------------------------------------------------------
                                                      40,177,138
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE

SCHOOLS-0.07%
Children's Comprehensive Services,
  Inc.(a)                                  20,000   $    235,000
----------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)            1,800         54,225
----------------------------------------------------------------
                                                         289,225
----------------------------------------------------------------
SCIENTIFIC INSTRUMENTS-0.75%
Dynatech Corp.(a)                          45,000      1,563,750
----------------------------------------------------------------
Fisher Scientific International            30,000      1,271,250
----------------------------------------------------------------
Input/Output, Inc.(a)                      20,000        280,000
----------------------------------------------------------------
                                                       3,115,000
----------------------------------------------------------------
SECURITY & SAFETY SERVICES-0.72%
O'Gara Co. (The)(a)                        25,000        267,188
----------------------------------------------------------------
Pittston Brink's Group                      9,000        285,750
----------------------------------------------------------------
Protection One, Inc.(a)                   170,000      1,721,250
----------------------------------------------------------------
Safety 1st, Inc.(a)                        35,000        236,250
----------------------------------------------------------------
Vivid Technologies, Inc.(a)                36,500        492,750
----------------------------------------------------------------
                                                       3,003,188
----------------------------------------------------------------
SEMICONDUCTORS-0.62%
Analog Devices, Inc.(a)                     9,067        242,533
----------------------------------------------------------------
DuPont Photomasks, Inc.(a)                 10,000        478,750
----------------------------------------------------------------
ESS Technology, Inc.(a)                    35,000        481,250
----------------------------------------------------------------
Fusion Systems Corp.(a)                    10,000        263,750
----------------------------------------------------------------
Integrated Process Equipment
  Corp.(a)                                 54,000        735,750
----------------------------------------------------------------
Maxim Integrated Products, Inc.(a)          2,400        126,900
----------------------------------------------------------------
SDL, Inc.(a)                               20,000        260,000
----------------------------------------------------------------
                                                       2,588,933
----------------------------------------------------------------
SHOES & RELATED APPAREL-0.07%
Genesco Inc.(a)                            20,000        232,500
----------------------------------------------------------------
Kenneth Cole Productions, Inc.(a)           4,500         74,813
----------------------------------------------------------------
                                                         307,313
----------------------------------------------------------------
TELECOMMUNICATIONS-3.57%
ADC Telecommunications, Inc.(a)             5,000        130,625
----------------------------------------------------------------
Advanced Fibre Communications,
  Inc.(a)                                  25,000        996,875
----------------------------------------------------------------
Aerial Communications Inc.(a)              60,000        292,500
----------------------------------------------------------------
Andrew Corp.(a)                               700         17,325
----------------------------------------------------------------
Billing Information Concepts(a)            15,000        358,125
----------------------------------------------------------------
Brooks Fiber Properties, Inc.(a)           60,000      1,305,000
----------------------------------------------------------------
DSC Communications Corp.(a)                75,000      1,528,125
----------------------------------------------------------------
General Instrument Corp.(a)                33,000        771,375
----------------------------------------------------------------
GeoTel Communications Corp.(a)             14,700        154,350
----------------------------------------------------------------
LCC International, Inc. Class A(a)        160,000      1,640,000
----------------------------------------------------------------
McLeod, Inc. Class A(a)                     6,500        119,438
----------------------------------------------------------------
NACT Telecommunications, Inc.(a)           50,000        343,750
----------------------------------------------------------------

                                                       MARKET
                                        SHARES         VALUE

TELECOMMUNICATIONS-(CONTINUED)
Octel Communications Corp.(a)              30,000   $    487,500
----------------------------------------------------------------
Omnipoint Corp.(a)                          5,000         38,750
----------------------------------------------------------------
P-COM, Inc.(a)                             43,000      1,230,875
----------------------------------------------------------------
PairGain Technologies, Inc.(a)              5,000        130,000
----------------------------------------------------------------
Premiere Technologies, Inc.(a)             12,500        298,438
----------------------------------------------------------------
Scientific-Atlanta, Inc.                   40,000        640,000
----------------------------------------------------------------
SmarTalk Teleservices Inc.(a)              25,000        268,750
----------------------------------------------------------------
Tekelec(a)                                 10,000        230,000
----------------------------------------------------------------
Tellabs, Inc.(a)                           26,000      1,036,750
----------------------------------------------------------------
Teltrend, Inc.(a)                          20,000        370,000
----------------------------------------------------------------
360 Communications Co.(a)                   3,000         52,125
----------------------------------------------------------------
Tollgrade Communications, Inc.(a)          50,000        987,500
----------------------------------------------------------------
Transaction Network Services,
  Inc.(a)                                  30,000        337,500
----------------------------------------------------------------
TTI Team Telecom International
  Ltd.(a) (Israel)                         49,900        246,381
----------------------------------------------------------------
U.S. Long Distance Corp.(a)                15,000        181,875
----------------------------------------------------------------
West TeleServices Corp.(a)                 40,500        531,562
----------------------------------------------------------------
Yurie Systems, Inc.(a)                     10,450        100,581
----------------------------------------------------------------
                                                      14,826,075
----------------------------------------------------------------
TEXTILES-0.36%
Ashworth, Inc.(a)                          35,000        264,688
----------------------------------------------------------------
G & K Services, Inc.-Class A               28,500        826,500
----------------------------------------------------------------
Tommy Hilfiger Corp.(a)                    10,000        397,500
----------------------------------------------------------------
                                                       1,488,688
----------------------------------------------------------------
TOBACCO-0.42%
Consolidated Cigar Holdings, Inc.(a)       27,000        621,000
----------------------------------------------------------------
General Cigar Holdings, Inc.(a)            50,000      1,181,250
----------------------------------------------------------------
                                                       1,802,250
----------------------------------------------------------------
TRANSPORTATION-1.52%
AirNet Systems, Inc.(a)                    50,000        775,000
----------------------------------------------------------------
Hvide Marine, Inc.-Class A(a)             170,000      2,932,500
----------------------------------------------------------------
Kitty Hawk, Inc.(a)                        55,000        756,250
----------------------------------------------------------------
Trico Marine Services, Inc.(a)             52,000      1,846,000
----------------------------------------------------------------
                                                       6,309,750
----------------------------------------------------------------
  Total Common Stocks                                402,768,625
----------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT
REPURCHASE AGREEMENT-3.03%(b)
HSBC Securities, Inc., 5.49%,
  05/01/97(c)                         $12,573,588     12,573,588
----------------------------------------------------------------
TOTAL INVESTMENTS-99.99%                             415,342,213
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.01%                       52,477
----------------------------------------------------------------
NET ASSETS-100.00%                                  $415,394,690
----------------------------------------------------------------

Notes to Schedule of Investments:

(a) Non-income producing security

(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(c) Joint repurchase agreement entered into 04/30/97 with a maturing value of $200,030,500. Collateralized by $116,271,000 U.S. Treasury obligations, 5.875% to 7.875% due 06/30/01 to 08/15/05 and $85,760,000 U.S. Government
    obligations, 0% to 7.15% due 07/18/97 to 02/14/06 with an aggregate market value at 04/30/97 of $204,003,650.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $409,037,704)                                $415,342,213
-----------------------------------------------------------
Receivables for:
  Investments sold                                   80,335
-----------------------------------------------------------
  Capital stock sold                              2,700,615
-----------------------------------------------------------
  Dividends and interest                             47,130
-----------------------------------------------------------
Investment for deferred compensation plan             2,415
-----------------------------------------------------------
Other assets                                        112,021
-----------------------------------------------------------
      Total assets                              418,284,729
-----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           1,195,575
-----------------------------------------------------------
  Capital stock reacquired                        1,134,364
-----------------------------------------------------------
  Deferred compensation                               2,415
-----------------------------------------------------------
Accrued advisory fees                               238,847
-----------------------------------------------------------
Accrued administrative service fees                   6,215
-----------------------------------------------------------
Accrued directors' fees                               2,297
-----------------------------------------------------------
Accrued distribution fees                           217,656
-----------------------------------------------------------
Accrued transfer agent fees                          60,658
-----------------------------------------------------------
Accrued operating expenses                           32,012
-----------------------------------------------------------
      Total liabilities                           2,890,039
-----------------------------------------------------------
Net assets applicable to shares outstanding    $415,394,690
===========================================================

NET ASSETS:

Class A                                        $310,035,927
===========================================================
Class B                                        $105,358,763
===========================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                    750,000,000
-----------------------------------------------------------
  Outstanding                                    30,372,240
===========================================================
Class B:
  Authorized                                    750,000,000
-----------------------------------------------------------
  Outstanding                                    10,360,230
===========================================================

CLASS A:

  Net asset value and redemption price per
    share                                      $      10.21
===========================================================
  Offering price per share:
    (Net assets value of $10.21
    divided by 94.50%)                         $      10.80
===========================================================

CLASS B:

  Net asset value and offering price per
    share                                      $      10.17
===========================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1997
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $2,499 foreign withholding
  tax)                                         $    393,163
-----------------------------------------------------------
Interest                                            679,054
-----------------------------------------------------------
    Total investment income                       1,072,217
-----------------------------------------------------------

EXPENSES:

Advisory fees                                     1,538,850
-----------------------------------------------------------
Administrative service fees                          37,898
-----------------------------------------------------------
Custodian fees                                       23,287
-----------------------------------------------------------
Directors' fees                                       3,645
-----------------------------------------------------------
Distribution fees-Class A                           536,414
-----------------------------------------------------------
Distribution fees-Class B                           375,468
-----------------------------------------------------------
Transfer agent fees-Class A                         334,356
-----------------------------------------------------------
Transfer agent fees-Class B                         118,321
-----------------------------------------------------------
Other                                                76,153
-----------------------------------------------------------
      Total expenses                              3,044,392
-----------------------------------------------------------
Less: Advisory fees waived                         (224,977)
-----------------------------------------------------------
    Expenses paid indirectly                         (2,995)
-----------------------------------------------------------
      Net expenses                                2,816,420
-----------------------------------------------------------
Net investment income (loss)                     (1,744,203)
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) on sales of
  investment securities                         (10,251,214)
-----------------------------------------------------------
Net realized gain (loss) on securities sold
  short                                              (3,783)
-----------------------------------------------------------
  Net realized gain (loss) on investment
    securities                                  (10,254,997)
-----------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investment securities                         (27,115,796)
-----------------------------------------------------------
    Net gain (loss) on investment securities    (37,370,793)
-----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(39,114,996)
-----------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 1997 AND THE PERIOD JUNE 17, 1996 (DATE OPERATIONS COMMENCED) THROUGH OCTOBER 31, 1996
(UNAUDITED)

                                                               APRIL 30,      OCTOBER 31,
                                                                  1997            1996
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (1,744,203)   $   (167,630)
------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities            (10,254,997)     (5,381,138)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (27,115,796)     33,420,305
------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                              (39,114,996)     27,871,537
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       87,083,460     222,946,738
------------------------------------------------------------------------------------------
  Class B                                                       93,738,617      22,869,334
------------------------------------------------------------------------------------------
       Net increase in net assets                              141,707,081     273,687,609
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          273,687,609              --
------------------------------------------------------------------------------------------
  End of period                                               $415,394,690    $273,687,609
------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $426,472,043    $245,649,966
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (1,745,727)         (1,524)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on investment
    securities                                                 (15,636,135)     (5,381,138)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               6,304,509      33,420,305
------------------------------------------------------------------------------------------
                                                              $415,394,690    $273,687,609
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1997

(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios: AIM Capital Development Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares commenced operations on June 17, 1996 and Class B shares commenced sales on October 1, 1996. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date.
C. Accounting for Securities Sold Short--When the Fund sells common stock short, an amount equal to the proceeds of the sales is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund will attempt to hedge against market risk by entering into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns. Such short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities may be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio may be wholly or partially offset by a corresponding loss in the short position.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,645,136 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2004.
E. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees on the Fund to the extent necessary to keep the annual expense ratio for Class A shares at 1.34% for two years commencing August 12, 1996. During the six months ended April 30, 1997, 1996, AIM waived fees of $224,977.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1997, AIM was reimbursed $37,898 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended April 30, 1997, AFS was paid $260,707 for such services.
  The Fund received reductions in transfer agency fees of $2,995 from dividends received on balances in cash management accounts. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $2,995 during the six months ended April 30, 1997.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and Class B shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.35% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B
Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to the Class B shares. During the six months ended April 30, 1997, the Class A shares and the Class B shares paid AIM Distributors $536,414 and $375,468, respectively, as compensation pursuant to the Plans.
  AIM Distributors received commissions of $604,215 from Class A capital stock transactions during the six months ended April 30, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A capital stock. During the six months ended April 30, 1997, AIM Distributors received $5,583 in contingent deferred sales charges imposed on redemptions of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended April 30, 1997 the Fund paid legal fees of $2,780 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended April 30, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1997 was $275,496,648 and $74,919,850, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1997, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                  $   49,302,694
-------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                     (43,288,268)
-------------------------------------------------------
Net unrealized appreciation of
  investment securities                  $    6,014,426
=======================================================

Cost of investments for tax purposes is $409,327,787.

NOTE 6-CAPITAL STOCK

Changes in the capital stock outstanding during the six months ended April 30, 1997 and the period June 17, 1996 (date operations commenced) through October 31, 1996 were as follows:

                             APRIL 30, 1997                 OCTOBER 31, 1996
                       ---------------------------   ------------------------------
                         SHARES         AMOUNT          SHARES          AMOUNT
                       -----------   -------------   ------------   ---------------
Sold:
  Class A               14,534,714   $ 163,157,737     24,923,432   $   246,810,746
-------------------   ------------   -------------     ----------   ---------------
  Class B*               9,175,182     102,943,426      2,026,599        22,898,153
-------------------   ------------   -------------     ----------   ---------------
Reacquired:
  Class A               (6,822,253)    (76,074,277)    (2,263,653)      (23,864,008)
-------------------   ------------   -------------     ----------   ---------------
  Class B*                (838,975)     (9,204,809)        (2,576)          (28,819)
-------------------   ------------   -------------     ----------   ---------------
                        16,048,668   $ 180,822,077     24,683,802   $   245,816,072
===================   ============   =============     ==========   ===============
* Class B shares commenced sales on October 1, 1996.

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1997 and the period June 17, 1996 (date operations commenced) through October 31, 1996 and for a share of Class B capital stock outstanding during the six months ended April 30, 1997 and the period October 1, 1996 (date sales commenced) through October 31, 1996.

                                       CLASS A                        CLASS B
                              --------------------------     --------------------------
                              APRIL 30,      OCTOBER 31,     APRIL 30,      OCTOBER 31,
                                1997            1996           1997            1996
                              ---------      -----------     ---------      -----------
Net asset value, beginning
 of period                     $  11.09         $  10.00      $  11.08         $  11.26
----------------------------   --------         --------      --------         --------
Income from investment
 operations:
   Net investment income
     (loss)                       (0.04)           (0.01)(a)     (0.05)           (0.01)(a)
----------------------------   --------         --------      --------         --------
   Net gains (losses) on
     securities (both
     realized and
     unrealized)                  (0.84)            1.10         (0.86)           (0.17)
----------------------------   --------         --------      --------         --------
       Total from investment
        operations                (0.88)            1.09         (0.91)           (0.18)
----------------------------   --------         --------      --------         --------
Net asset value, end of
 period                        $  10.21         $  11.09      $  10.17         $  11.08
============================   ========         ========      ========         ========
Total return(b)                   (7.94)%          10.90%        (8.21)%          (1.60)%
============================   ========         ========      ========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000s omitted)                $310,036         $251,253      $105,359         $ 22,435
============================   ========         ========      ========         ========
Ratio of expenses to average
 net assets(c)                     1.34%(d)(e)      1.35%(f)      2.04%(d)(e)      1.89%(f)
============================   ========         ========      ========         ========
Ratio of net investment
 income (loss) to average
 net assets(g)                    (0.78)%(d)       (0.29)%(f)     (1.47)%(d)       (0.83)%(f)
============================   ========         ========      ========         ========
Portfolio turnover rate              21%              13%           21%              13%
============================   ========         ========      ========         ========
Average broker commission
 rate                          $ 0.0533         $ 0.0550      $ 0.0533         $ 0.0550
============================   ========         ========      ========         ========

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers. Annualized ratios of expenses to average net assets prior to fee waivers for the periods 1997 and 1996 are 1.46% and 1.60% for Class A shares and 2.15% and 2.28% for Class B shares.

(d) Ratios are annualized and based on average net assets of $309,062,782 for the Class A shares and $75,715,935 for the Class B shares.

(e) Excluding indirectly paid expenses, the ratios of expenses to average net assets would have been the same for the Class A and Class B shares.

(f) Annualized.

(g) After fee waivers. Annualized ratios of net investment income (loss) prior to fee waivers for the periods 1997 and 1996 are (0.89)% and (0.54)% for Class A shares are (1.59)% and (1.22)% for Class B shares.

SUPPLEMENTAL PROXY INFORMATION

--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the AIM Equity Funds, Inc. (the "Company") was held on February 7, 1997 at the offices of A I M Management Group Inc., 11 Greenway Plaza, Houston, Texas. The meeting was held for the following purposes:

(1) To elect Directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement between the AIM Capital Development Fund (the "Fund") and A I M Advisors, Inc.

(3) To approve the elimination of the fundamental investment policy prohibiting the Fund from investing in other investment companies.

(4) To ratify the selection of KPMG Peat Marwick LLP as independent accountants for the Fund for the Company's fiscal year ending October 31, 1997.

The results of the proxy solicitation on the above matters were as follows:

                                                                                          Votes
                           Director/Matter                          Votes For            Against           Abstentions
                           ---------------                          ---------            -------           -----------
(1)  Charles T. Bauer............................................  618,811,245                  0          19,923,485
     Bruce L. Crockett...........................................  619,427,685                  0          19,307,045
     Owen Daly II................................................  618,919,919                  0          19,814,811
     Carl Frischling.............................................  619,275,356                  0          19,459,374
     Robert H. Graham............................................  619,431,576                  0          19,303,154
     John F. Kroeger.............................................  618,878,096                  0          19,856,634
     Lewis F. Pennock............................................  619,272,998                  0          19,461,732
     Ian W. Robinson.............................................  618,944,840                  0          19,789,890
     Louis S. Sklar..............................................  619,462,714                  0          19,272,016
(2)  Approval of Master Investment Advisory Agreement............   15,997,633            226,397             615,219
(3)  Elimination of policy prohibiting investments in other
     investment companies........................................   12,434,128            708,699             648,163
(4)  KPMG Peat Marwick LLP.......................................  609,690,634          5,519,782          23,524,314

                                                           Directors & Officers

BOARD OF DIRECTORS                         OFFICERS                                         OFFICE OF THE FUND

Charles T. Bauer                           Charles T. Bauer                                 11 Greenway Plaza
Chairman                                   Chairman                                         Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                           Robert H. Graham
Bruce L. Crockett                          President                                        INVESTMENT ADVISOR
Formerly Director, President, and
Chief Executive Officer                    John J. Arthur                                   A I M Advisors, Inc.
COMSAT Corporation                         Senior Vice President and Treasurer              11 Greenway Plaza
                                                                                            Suite 100
Owen Daly II                               Carol F. Relihan                                 Houston, TX 77046
Director                                   Senior Vice President
Cortland Trust Inc.                        and Secretary                                    TRANSFER AGENT

Jack Fields                                Gary T. Crum                                     A I M Fund Services, Inc.
Formerly Member of the                     Senior Vice President                            P.O. Box 4739
U.S. House of Representatives                                                               Houston, TX 77210-4739
                                           Scott G. Lucas
Carl Frischling                            Senior Vice President                            CUSTODIAN
Partner
Kramer, Levin, Naftalis & Frankel          Jonathan C. Schoolar                             State Street Bank & Trust
                                           Senior Vice President                            225 Franklin Street
Robert H. Graham                                                                            Boston, MA 02110
President and Chief Executive Officer      Dana R. Sutton
A I M Management Group Inc.                Vice President and Assistant Treasurer           COUNSEL TO THE FUND

John F. Kroeger                            Melville B. Cox                                  Ballard Spahr
Formerly Consultant                        Vice President                                   Andrews & Ingersoll
Wendell & Stockel Associates, Inc.                                                          1735 Market Street
                                           P. Michelle Grace                                Philadelphia, PA 19103
Lewis F. Pennock                           Assistant Secretary
Attorney                                                                                    COUNSEL TO THE DIRECTORS
                                           David L. Kite
Ian W. Robinson                            Assistant Secretary                              Kramer, Levin, Naftalis & Frankel
Consultant; Formerly Executive                                                              919 Third Avenue
Vice President and                         Nancy L. Martin                                  New York, NY 10022
Chief Financial Officer                    Assistant Secretary
Bell Atlantic Management                                                                    DISTRIBUTOR
Services, Inc.                             Ofelia M. Mayo
                                           Assistant Secretary                              A I M Distributors, Inc.
Louis S. Sklar                                                                              11 Greenway Plaza
Executive Vice President                   Kathleen J. Pflueger                             Suite 100
Hines Interests                            Assistant Secretary                              Houston, TX 77046
Limited Partnership
                                           Samuel D. Sirko
                                           Assistant Secretary

                                           Stephen I. Winer
                                           Assistant Secretary

                                           Mary J. Benson
                                           Assistant Treasurer


                                                                   THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--

                                                                   AGGRESSIVE GROWTH
                                                                   AIM Aggressive Growth Fund*
                                                                   AIM Capital Development Fund
                                                                   AIM Constellation Fund
                                                                   AIM Global Aggressive Growth Fund

          [PHOTO OF                                                GROWTH
        11 Greenway Plaza                                          AIM Blue Chip Fund
         APPEARS HERE]                                             AIM Global Growth Fund
                                                                   AIM Growth Fund
                                                                   AIM International Equity Fund
                                                                   AIM Value Fund
                                                                   AIM Weingarten Fund

                                                                   GROWTH AND INCOME
                                                                   AIM Balanced Fund
                                                                   AIM Charter Fund

                                                                   INCOME AND GROWTH
                                                                   AIM Global Utilities Fund

                                                                   HIGH CURRENT INCOME
                                                                   AIM High Yield Fund

                                                                   CURRENT INCOME
                                                                   AIM Global Income Fund
                                                                   AIM Income Fund

                                                                   CURRENT TAX-FREE INCOME
                                                                   AIM Municipal Bond Fund
                                                                   AIM Tax-Exempt Bond Fund of CT
                                                                   AIM Tax-Free Intermediate Shares

                                                                   CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                   AIM Intermediate Government Fund

                                                                   HIGH DEGREE OF SAFETY AND CURRENT INCOME
                                                                   AIM Limited Maturity Treasury Shares

                                                                   STABILITY, LIQUIDITY, AND CURRENT INCOME
                                                                   AIM Money Market Fund

A I M Management Group Inc. has provided leadership in the         STABILITY, LIQUIDITY, AND CURRENT TAX-FREE INCOME
mutual fund industry since 1976 and managed approximately          AIM Tax-Exempt Cash Fund
$73 billion in assets for more than 3.5 million
shareholders, including individual investors, corporate
clients, and financial institutions as of May 23, 1997. The        *AIM Aggressive Growth Fund was closed to new investors
AIM Family of Funds--Registered Trademark-- is distributed         on June 5, 1997. For more complete information about any
nationwide, and AIM today ranks among the nation's top 15          AIM Fund(s), including sales charges and expenses, ask your
mutual fund companies in assets under management, according        financial consultant or securities dealer for a free
to Lipper Analytical Services, Inc.                                prospectus(es). Please read the prospectus(es) carefully
                                                                   before you invest or send money.

[AIM LOGO APPEARS HERE]                                                                                     ----------------
                                                                                                                BULK RATE
A I M Distributors, Inc.                                                                                      U.S. POSTAGE
11 Greenway Plaza, Suite 100                                                                                      PAID
Houston, TX 77046                                                                                             HOUSTON, TX
                                                                                                            Permit No. 1919
                                                                                                            ----------------